S000088170 [Member] Investment Objectives and Goals - Global Opportunities Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: GLOBAL OPPORTUNITIES FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Global Opportunities Fund (the “Fund”) seeks long-term positive absolute returns while limiting exposure to general stock market risk.